SCHWAB CAPITAL TRUST

Schwab® Target 2010 Fund
Schwab® Target 2015 Fund
Schwab® Target 2020 Fund
Schwab® Target 2025 Fund
Schwab® Target 2030 Fund
Schwab® Target 2035 Fund
Schwab® Target 2040 Fund
Schwab® Target 2045 Fund
Schwab® Target 2050 Fund
Schwab® Target 2055 Fund
Schwab® Target 2060 Fund
Schwab® Target 2065 Fund
(each, a fund and collectively, the funds)
Supplement dated June 21, 2024, to each fund’s currently effective
Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and should be read in conjunction with the Statutory Prospectus.
Effective June 21, 2024, two of the underlying funds (Schwab® Fundamental US Large Company Index Fund and Schwab® Fundamental International Large Company Index Fund) that the funds invest in will be undergoing changes.
Accordingly, effective immediately, the Statutory Prospectus is revised as follows:
1.
Under “Description of Underlying Funds” in the “Fund Details” section: in the table under “EQUITY FUNDS – DOMESTIC LARGE-CAP,” the description for the Schwab Fundamental US Large Company Index Fund is deleted and replaced in its entirety with the following:

Schwab® Fundamental U.S. Large Company Index Fund	Seeks investment results that correspond generally (before fees and expenses) to the total return of the RAFI Fundamental High Liquidity US Large Index. Under normal circumstances, the fund will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks included in the index.
2.
Under “Description of Underlying Funds” in the “Fund Details” section: in the table under “EQUITY FUNDS – INTERNATIONAL,” the description for the Schwab Fundamental International Large Company Index Fund is deleted and replaced in its entirety with the following:

Schwab® Fundamental International Equity Index Fund
Seeks investment results that correspond generally (before fees and expenses) to the total return of the RAFI Fundamental High Liquidity Developed ex US Large Index. Under normal circumstances, the fund will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks included in the index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG124772-00 (06/24)
00301285